UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December
31, 2009
Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only
one.):
[  ] is a restatement.
[  ] adds new holdings
entries.
Institutional Investment Manager
Filing this Report:
Name:
TT International
Address:
Moor House
120 London Wall
London EC2Y 5ET UK
13F File
Number:
28-
The institutional investment manager filing this report
and the person by whom it is signed hereby represent that
the person signing the report is authorized to submit it,
that all information contained herein is true, correct
and complete, and that it is understood that all required
items, statements, schedules, lists, and tables, are
considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting
Manager:
Name:
Austin Allison
Title:
Chief Compliance
Officer
Phone:
00 44 20 7509 1000
Signature,
Place,
and Date of
Signing:
Austin Allison
London, UK
February 12, 2010
Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for
this Manager:
Nil
FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included
Managers:
Nil
Form 13F Information Table
Entry Total:
21
Form 13F Information Table
Value Total:
$199,336
List of Other Included
Managers:
Nil

     FORM 13F INFORMATION TABLE
                                                                                               INVESTMT  OTHER  VOTING AUTHORITY
           NAME OF ISSUER  TITLE OF CLASS  CUSIP VALUE SHARES SH/PRN PUT/C DSCRETN MANAGER  SOLE    SHARED NONE
BANK OF AMERICA CORP                Com                  060505104    17239  1153876SH SOLE            1153876       0    0
BB&T CORP                           Com                  054937107     9991   393805SH SOLE             393805       0    0
BJ SERVICES CO                      Com                  055482103     6510   350000SH SOLE             350000       0    0
BRASIL TELECOM SA-ADR               Spons ADR Pfd        10553M101     4213   144639SH SOLE             144639       0    0
BRASIL TELECOM SA-ADR-W/I           Spon ADR Com         10553M200     1312    82052SH SOLE              82052       0    0
CAPITALSOURCE INC                   Com                  14055X102     6816  1716915SH SOLE            1716915       0    0
FIFTH THIRD BANCORP                 Com                  316773100     8385   860000SH SOLE             860000       0    0
ITAU UNIBANCO HOLDINGS SA           Spon ADR Rep Pfd     465562106     5908   258666SH SOLE             258666       0    0
KEYCORP                             Com                  493267108     9800  1765793SH SOLE            1765793       0    0
MARSHALL & ILSLEY CORP              Com                  571837103     8542  1567320SH SOLE            1567320       0    0
MGIC INVESTMENT CORP                Com                  552848103     4957   857674SH SOLE             857674       0    0
MINDRAY MEDICAL INTL LTD-ADR        Spon ADR             602675100     1526    45000SH SOLE              45000       0    0
PEPSI BOTTLING GROUP INC            Com                  713409100     5625   150000SH SOLE             150000       0    0
PETROLEO BRASILEIRO S.A.-ADR        Spon ADR             71654V408    13486   282840SH SOLE             282840       0    0
RADIAN GROUP INC                    Com                  750236101     7361  1006909SH SOLE            1006909       0    0
REGIONS FINANCIAL CORP              Com                  7591EP100    11117  2101442SH SOLE            2101442       0    0
SHANDA GAMES LTD-ADR                Spon ADR             81941U105     1110   108900SH SOLE             108900       0    0
VALE SA-SP PREF ADR                 ADR Rep Pfd          91912E204     7094   285800SH SOLE             285800       0    0
VIRGIN MEDIA INC                    Com                  92769L101    57856  3437657SH SOLE            3437657       0    0
WELLS FARGO AND COMPANY             Com                  949746101     8394   311000SH SOLE             311000       0    0
XTO ENERGY INC                      Com                  98385X106     2094    45000SH SOLE              45000       0    0